COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Leases The Company leases certain office facilities. Certain leases provide the Company with the option to renew for additional periods. The exercise of lease renewal options is at the Company’s sole discretion, and the Company has only included renewal options in the lease term when the Company can be reasonably certain that it will exercise the renewal options.

For the six months ended June 30, 2023 and 2022, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	Six Months Ended June 30,
	2023	2022
Operating lease costs	$40,459	$19,068

As of June 30, 2023, the Company has no operating or financing leases that have not yet commenced.

The future maturities of the contractual lease payments included in the operating lease liabilities as of June 30, 2023 are as follows:

As of June 30, 2023:	Total
Remainder of 2023	$40,675
2024	70,546
2025	38,136
2026	38,136
Thereafter	12,712
Total	200,205
Less: amount representing interest	(30,779)
Total	$169,426

Litigation The Company is subject to certain legal proceedings and claims that arise in the normal course of business. The Company does not believe that the amount of liability, if any, as a result of these proceedings and claims will have a materially adverse effect on the Company’s financial position, results of operations, and cash flows. On June 26, 2023, the Company received a statement of claim from the sellers of TruMed. This claim seeks payment of the milestone payments as set out in the purchase and sale agreement in advance of meeting the milestones. The total of the milestone payments as set out in the purchase and sale agreement is $550,000.

In the past 24 months several of the Company’s representatives have been part of interviews that were recorded on podcasts or in articles discussing their own experiences and the Company. The interviews were directed at persons interested in health, wellness, spirituality and the potential benefits of products the Company sells or expects to sell. The interviews were not directed at prospective investors and made no mention of a possible initial public offering by the Company.

To the extent that certain statements in the podcasts and articles may have violated Section 5 and were inaccurate, unsubstantiated, misleading, or contradicted disclosures in the prospectus, those statements have now been specifically set forth in Exhibit 99.1 to the registration statement, the problem with each of those statements has been identified and such statements have been specifically and thoroughly corrected, refuted or contradicted, as applicable. The prospectus now sets forth the correct information for any investor who might have otherwise relied on statements contained in the podcasts or articles. Likewise, misstatements contained in an online article were identified and clarified in the prospectus and in the Company’s Free Writing Prospectus, which was filed with the SEC on September 26, 2022. Courts have held that, in general, buyers are charged as a matter of law with having reviewed the prospectus. Furthermore, the Company intends to vigorously defend any rescission claims by purchasers.

In view of the foregoing factors and analysis, the Company concluded that the likelihood of experiencing a material loss in connection with potential rescission claims is not probable. The Company acknowledges, however, that a contingent liability arising from the rescission rights of investors who purchase shares in this offering (including investors who purchase shares from the selling shareholders), is reasonably possible. Therefore, pursuant to ASC 450-20, the Company is required to disclose the nature of the contingency and an estimate of the possible range of loss (or state the fact that an estimate cannot be made), but is not required to accrue a contingent liability in connection with such potential rescission claims. An estimated range of loss from this contingent liability cannot be reasonably made given that the offering has not yet occurred and there’s been no indication that any of the potential purchasers would in fact file suit claiming rescission and succeed.

10.	COMMITMENTS AND CONTINGENCIES

Leases The Company leases certain office facilities. Certain leases provide the Company with the option to renew for additional periods. The exercise of lease renewal options is at the Company’s sole discretion, and the Company has only included renewal options in the lease term when the Company can be reasonably certain that it will exercise the renewal options.

For the year ended December 31, 2022, and the period ended December 31, 2021, the components of lease expenses were recognized as selling, general and administrative expenses in the consolidated statement of operations and comprehensive loss. The lease payments were paid in cash.

	Year Ended December 31, 2022	Period Ended December 31, 2021
Operating lease costs	$128,983	$25,424

The weighted-average remaining lease term for the Company’s operating leases ranges from approximately three to four years as of December 31, 2022. The weighted-average discount rate for the Company’s operating lease was 10% as of December 31, 2022.

As of December 31, 2022, the Company has no operating or financing leases that have not yet commenced.

The future maturities of the contractual lease payments included in the operating lease liabilities as of December 31, 2022, are as follows:

For the Year Ended December 31, 2022:	Total
2023	$80,313
2024	66,254
2025	38,136
2026	38,136
2027	9,534
Total	232,373
Less: amount representing interest	(35,793)
Total	$196,580

Litigation The Company is subject to certain legal proceedings and claims that arise in the normal course of business. The Company does not believe that the amount of liability, if any, as a result of these proceedings and claims will have a materially adverse effect on the Company’s financial position, results of operations, and cash flows.

In the past 24 months several of the Company’s representatives have been part of interviews that were recorded on podcasts or in articles discussing their own experiences and the Company. The interviews were directed at persons interested in health, wellness, spirituality and the potential benefits of products the Company sells or expects to sell. The interviews were not directed at prospective investors and made no mention of a possible initial public offering by the Company.

To the extent that certain statements in the podcasts and articles may have violated Section 5 and were inaccurate, unsubstantiated, misleading, or contradicted disclosures in the prospectus, those statements have now been specifically set forth in Exhibit 99.1 to the registration statement, the problem with each of those statements has been identified and such statements have been specifically and thoroughly corrected, refuted or contradicted, as applicable. The prospectus now sets forth the correct information for any investor who might have otherwise relied on statements contained in the podcasts or articles. Likewise, misstatements contained in an online article were identified and clarified in the prospectus and in the Company’s Free Writing Prospectus, which was filed with the SEC on September 26, 2022. Courts have held that, in general, buyers are charged as a matter of law with having reviewed the prospectus. Furthermore, the Company intends to vigorously defend any rescission claims by purchasers.

In view of the foregoing factors and analysis, the Company concluded that the likelihood of experiencing a material loss in connection with potential rescission claims is not probable. The Company acknowledges, however, that a contingent liability arising from the rescission rights of investors who purchase shares in this offering (including investors who purchase shares from the selling shareholders), is reasonably possible. Therefore, pursuant to ASC 450-20, the Company is required to disclose the nature of the contingency and an estimate of the possible range of loss (or state the fact that an estimate cannot be made), but is not required to accrue a contingent liability in connection with such potential rescission claims. An estimated range of loss from this contingent liability cannot be reasonably made given that the offering has not yet occurred and there’s been no indication that any of the potential purchasers would in fact file suit claiming rescission and succeed.